UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                ------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      D.B. Zwirn & Co., L.P.
           --------------------------------------------------
Address:   745 Fifth Avenue, 18th Floor
           --------------------------------------------------
           New York, New York 10151
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel B. Zwirn
           --------------------------------------------------
Title:     Officer
           --------------------------------------------------
Phone:     (646) 720-9100
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Daniel B. Zwirn           New York, New York      August 15, 2005
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[   ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[ X ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager
-------------------------------------------------
Elm Road Management, LLC  028-11287



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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                  102
                                               -------------

Form 13F Information Table Value Total:             $257,135
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                   NONE

                                                                FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS  OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUE                 TITLE OF CLASS     CUSIP   (X$1000)  PRN   AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
----------------------------  --------------   --------- --------  --- -------  ---  ----  ----------  -------- -------  ------ ----

AGL RES INC                     COM            001204106    3343       86500   SH           SOLE              86500
AES CORP                        COM            00130H105    1404       85700   SH           SOLE              85700
ALLIENT ENERGY CORP             COM            018802108     704       25000   SH           SOLE              25000
ALTRIA GROUP INC                CALL           02209S903    9413      291500        CALL    SOLE             291500
AMEREN CORP                     COM            023608102    3766       68100   SH           SOLE              68100
AMERICAN LD LEASE INC           COM            027118108     708       32300   SH           SOLE              32300
AQUILA INC                      COM            03840P102    3296      912900   SH           SOLE             912900
ARCH COAL INC                   COM            039380100    3268       60000   SH           SOLE              60000
AVISTA CORP                     COM            05379B107     972       52300   SH           SOLE              52300
AXONYX INC                      COM            05461R101    1026      771300   SH           SOLE             771300
BALL CORP                       PUT            058498956    7192      200000         PUT    SOLE             200000
BAYCORP HLDGS CORP              COM            072728108     719       57500   SH           SOLE              57500
BROOKFIELD PPTYS CORP           COM            112900105    1152       40000   SH           SOLE              40000
CLECO CORP NEW                  COM            12561W105    1980       91800   SH           SOLE              91800
CMS ENERGY CORP                 COM            125896100    3012      200000   SH           SOLE             200000
CUNO INC                        COM            126583103    2170       30000   SH           SOLE              30000
CABLEVISION SYS CORP            PUT            12686C959   14490      450000         PUT    SOLE             450000
CENDANT CORP                    COM            151313103    1119       50000   SH           SOLE              50000
CHARTER COMMUNICATIONS INC D    CL A           16117M107     266      225000   SH           SOLE             225000
CHARTER COMMUNICATIONS INC D    CALL           16117M907     384      325000        CALL    SOLE             325000
CHENIERE ENERGY INC             COM NEW        16411R208    5433      174700   SH           SOLE             174700
CINERGY CORP                    COM            172474108    6647      148300   SH           SOLE             148300
COCA COLA CO                    CALL           191216900     468       11200        CALL    SOLE              11200
COLLEGIATE PACIFIC INC          PUT            194589956     377       25000         PUT    SOLE              25000
CONSOL ENERGY INC               COM            20854P109    1340       25000   SH           SOLE              25000
CONSOLIDATED EDISON INC         COM            209115104    2815       60100   SH           SOLE              60100
CONSTELLATION ENERGY GROUP I    COM            210371100    2885       50000   SH           SOLE              50000
CROWN HOLDINGS INC              CALL           228368906    1423      100000        CALL    SOLE             100000
DPL INC                         COM            233293109    2281       83100   SH           SOLE              83100
DANIELSON HLDG CORP             COM            236274106    3371      276970   SH           SOLE             276970
DILLARDS INC                    PUT            254067951    4684      200000         PUT    SOLE             200000
DOMINION RES INC VA NEW         COM            25746U109    1831       24950   SH           SOLE              24950
DREYERS GRAND ICE CREAM HL I    COM            261877104    2055       25000   SH           SOLE              25000
EDISON INTL                     COM            281020107     900       22200   SH           SOLE              22200
EL PASO ELEC CO                 COM NEW        283677854    1975       96600   SH           SOLE              96600
ELAN PLC                        CALL           284131908     573      150000        CALL    SOLE             150000
FAB INDS INC                    COM            302747100     360      101300   SH           SOLE             101300
FIRST CONSULTING GROUP INC      COM            31986R103    1127      220500   SH           SOLE             220500
FOREST CITY ENTERPRISES INC     CL A           345550107     923       13000   SH           SOLE              13000
GEORGIA PAC CORP                PUT            373298958     795       25000         PUT    SOLE              25000
GILLETTE CO                     COM            375766102    2532       50000   SH           SOLE              50000
GOLF TR AMER INC                COM            38168B103     328      201000   SH           SOLE             201000
GRACE W R & CO DEL NEW          CALL           38388F908     584       75000        CALL    SOLE              75000
GRUPO TMM S A                   SP ADR A SHS   40051D105     915      305000   SH           SOLE             305000
HARRAHS ENTMT INC               COM            413619107     721       10000   SH           SOLE              10000
HARRAHS ENTMT INC               PUT            413619957     901       12500         PUT    SOLE              12500
HEARTLAND PARTNERS L P          UT LTD PARTNER 422357103      87       31400   SH           SOLE              31400
HIBERNIA CORP                   COM            428656102    2387       60000   SH           SOLE              60000
HILTON HOTELS CORP              COM            432848109     799       33500   SH           SOLE              33500
HOLLINGER INTL INC              COM            435569108    2565      256200   SH           SOLE             256200
HOVNANIAN ENTERPRISES INC       PUT            442487953    3912       60000         PUT    SOLE              60000
INTEGRATED CIRCUIT SYS INC      COM            45811K208    2128      100000   SH           SOLE             100000
KANSAS CITY SOUTHERN            PUT            485170952    3260       50000         PUT    SOLE              50000
KOREA ELECTRIC PWR              SPONSORED ADR  500631106    1064       67912   SH           SOLE              67912
LEVEL 3 COMMUNICATIONS INC      CALL           52729N900     203      100000        CALL    SOLE             100000
LYONDELL CHEMICAL CO            PUT            552078957    1982       75000         PUT    SOLE              75000
M & F WORLDWIDE CORP            COM            552541104     599       44800   SH           SOLE              44800
MBNA CORP                       COM            55262L100     654       25000   SH           SOLE              25000
MANDALAY RESORT GROUP           PUT            562567957    6333      160000         PUT    SOLE             160000
MARRIOT INTL INC NEW            CL A           571903202     853       12500   SH           SOLE              12500
MAY DEPT STORES CO              COM            577778103    8032      200000   SH           SOLE             200000
MCDERMOTT INTL INC              COM            580037109    2331      111000   SH           SOLE             111000
MOSAIC CO                       PUT            61945A957    1556      100000         PUT    SOLE             100000
NRG ENERGY INC                  COM NEW        629377508    3809      101310   SH           SOLE             101310
NALCO HOLDING COMPANY           CALL           62985Q901    1963      100000        CALL    SOLE             100000
NASDAQ 100 TR                   PUT            631100954    3678      100000         PUT    SOLE             100000
ORMAT TECHNOLOGIES INC          COM            686688102    2007      105100   SH           SOLE             105100
OWENS ILL INC                   CALL           690768903    1253       50000        CALL    SOLE              50000
PG&E CORP                       COM            69331C108    5309      141413   SH           SOLE             141413
PNM RES INC                     COM            69349H107     915       31750   SH           SOLE              31750
PPL CORP                        COM            69351T106    5350       90100   SH           SOLE              90100
PEABODY ENERGY CORP             COM            704549104    1561       30000   SH           SOLE              30000
PENNY J C INC                   PUT            708160956    8150      155000         PUT    SOLE             155000
PROVIDIAN FINL CORP             COM            74406A102    3725      200000   SH           SOLE             200000
PUBLIC STORAGE INC              COM            74460D109     759       12000   SH           SOLE              12000
REGENCY CTRS CORP               COM            758849103     972       17000   SH           SOLE              17000
RELIANT ENERGY INC              CALL           75952B905    1609      130000        CALL    SOLE             130000
RENAL CARE GROUP INC            COM            759930100   13241      280300   SH           SOLE             280300
RITE AID CORP                   CALL           767754904     418      100000        CALL    SOLE             100000
SCO GROUP INC                   COM            78403A106     192       50000   SH           SOLE              50000
SELECT SECTOR SPDR TR           CALL           81369Y959    2327       75000        CALL    SOLE              75000
SIERRA PAC RES NEW              SH             826428104    2824      226800   SH           SOLE             226800
SIERRA PAC RES NEW              CALL           826428904     996       80000        CALL    SOLE              80000
SIMON PPTY GROUP INC  NEW       COM            828806109    1232       17000   SH           SOLE              17000
SOUTH JERSEY INDS INC           COM            838518108     733       12000   SH           SOLE              12000
SOUTHERN UN CO NEW              COM            844030106     648       26405   SH           SOLE              26405
SPRINT CORP                     COM FON        852061100    9366      373300   SH           SOLE             373300
STANDARD PAC CORP NEW           PUT            85375C951    1361       37000         PUT    SOLE              37000
STARWOOD HOTELS&RESORTS WRLD    PAIRED CTF     85590A203    1201       20500   SH           SOLE              20500
TXU CORP                        COM            873168108    4695       56500   SH           SOLE              56500
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR  874039100    3073      337000   SH           SOLE             337000
TELESYSTEM INTL WIRELESS INC    COM NEW        879946606     375       24000   SH           SOLE              24000
THERAVANCE INC                  COM            88338T104    2562      150700   SH           SOLE             150700
TOYS R US INC                   PUT            892335950    3442      130000         PUT    SOLE             130000
UNISOURCE ENERGY CORP           COM            909205106    4291      137600   SH           SOLE             137600
UNISYS CORP                     PUT            909214958    3577       62000         PUT    SOLE              62000
UNITED STATES STL CORP NEW      PUT            912909958    8208      238800         PUT    SOLE             238800
URSTADT BIDDLE PPTYS INS        CL A           917286205     234       13500   SH           SOLE              13500
VENTAS INC                      COM            92276F100     302       10000   SH           SOLE              10000
VICURON PHARMACEUTICALS INC     COM            926471103    1408       50000   SH           SOLE              50000
WALTER INDS INC                 COM            93317Q105     865       15000   SH           SOLE              15000
WARWICK VALLEY TEL CO           COM            936750108    1131       53202   SH           SOLE              53202
